Offerings	Nov. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 4.20% Series due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,305,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,954.02
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475-04. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 4.85% Series due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,808,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,833.48
Offering Note	See offering footnote 1.